K&L Gates LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

August 30, 2011

VIA EDGAR

Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	GuideStone Funds: Defensive Market Strategies Fund.

Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File Nos. 333-53432 and 811-10263)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the GuideStone Funds Defensive Market Strategies Fund (the “Fund”) a series of GuideStone Funds, a Delaware statutory trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(b) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). The Post-Effective Amendment includes a conformed signed signature page, the manually signed original of which is maintained at the office of the Trust. The Post-Effective Amendment also includes a conformed copy of our firm’s representation letter pursuant to Rule 485(b), the original of which is also maintained at the office of the Trust.

The Post-Effective Amendment includes the prospectus and statement of additional information relating to the Trust’s issuance of Class GS2 and GS4 shares of the Fund. The Post-Effective Amendment also incorporates comments received from the staff of the Securities and Exchange Commission to Post Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A. The Post-Effective Amendment will become effective on August 31, 2011 in accordance with Rule 485(b) under the 1933 Act.

Division of Investment Management

August 30, 2011

Please contact the undersigned at (202) 778-9220 with any questions or comments you may have on this filing. Thank you for your attention to this matter.

Sincerely,

/s/ Eric S. Purple

Eric S. Purple

Cc:	Melanie Childers
GuideStone Capital Management